Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current
Federal
State
Deferred
Federal	(667,496)	(90,502)
State
Valuation allowance	667,496	90,502
Income tax provision